Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Templeton ETF Trust
Entity Central Index Key	0001655589
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Franklin Emerging Market Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Class Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Trading Symbol	DIEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Emerging Market Core Dividend Tilt Index ETF	$11	0.19%
[1],[2]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 22,330,861
Holdings Count | $ / shares	582
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$22,330,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	582
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Core Dividend Tilt Index ETF
Class Name	Franklin International Core Dividend Tilt Index ETF
Trading Symbol	DIVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin International Core Dividend Tilt Index ETF	$5	0.09%
[5],[6]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 1,851,769,221
Holdings Count | $ / shares	435
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,851,769,221
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	435
Portfolio Turnover Rate	17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[7]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Dividend Booster Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Dividend Booster Index ETF
Class Name	Franklin International Dividend Booster Index ETF
Trading Symbol	XIDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin International Dividend Booster Index ETF (previously known as Franklin International Dividend Multiplier Index ETF) for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin International Dividend Booster Index ETF	$11	0.19%
[8]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 25,800,514
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$25,800,514
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Dividend Tilt Index ETF
Class Name	Franklin U.S. Core Dividend Tilt Index ETF
Trading Symbol	UDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Dividend Tilt Index ETF	$3	0.06%
[10],[11]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 73,284,267
Holdings Count | $ / shares	291
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$73,284,267
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	291
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Dividend Booster Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Dividend Booster Index ETF
Class Name	Franklin U.S. Dividend Booster Index ETF
Trading Symbol	XUDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Dividend Booster Index ETF (previously known as Franklin U.S. Dividend Multiplier Index ETF) for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin U.S. Dividend Booster Index ETF	$5	0.09%
[13]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 36,068,164
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$36,068,164
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	103
Portfolio Turnover Rate	35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[14]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Large Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Multifactor Index ETF
Class Name	Franklin U.S. Large Cap Multifactor Index ETF
Trading Symbol	FLQL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Multifactor Index ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Large Cap Multifactor Index ETF	$8	0.15%
[15],[16]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,618,766,206
Holdings Count | $ / shares	214
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,618,766,206
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	214
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[17]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Mid Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Mid Cap Multifactor Index ETF
Class Name	Franklin U.S. Mid Cap Multifactor Index ETF
Trading Symbol	FLQM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Mid Cap Multifactor Index ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Mid Cap Multifactor Index ETF	$16	0.30%
[18],[19]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 1,740,595,345
Holdings Count | $ / shares	204
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,740,595,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	204
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[20],[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Small Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Multifactor Index ETF
Class Name	Franklin U.S. Small Cap Multifactor Index ETF
Trading Symbol	FLQS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Multifactor Index ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Small Cap Multifactor Index ETF	$19	0.35%
[22],[23]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 70,356,283
Holdings Count | $ / shares	487
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$70,356,283
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	487
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Disruptive Commerce ETF
Shareholder Report [Line Items]
Fund Name	Franklin Disruptive Commerce ETF
Class Name	Franklin Disruptive Commerce ETF
Trading Symbol	BUYZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Disruptive Commerce ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Disruptive Commerce ETF	$29	0.50%
[25]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.50%
Net Assets	$ 8,755,352
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$8,755,352
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[26]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Dividend Growth ETF
Shareholder Report [Line Items]
Fund Name	Franklin Dividend Growth ETF
Class Name	Franklin Dividend Growth ETF
Trading Symbol	FRIZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Dividend Growth ETF for the period August 28, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Dividend Growth ETF[1]	$5	0.49%
[27],[28]
Expenses Paid, Amount	$ 5	[27]
Expense Ratio, Percent	0.49%	[27]
Net Assets	$ 5,057,557
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$5,057,557
Total Number of Portfolio Holdings	41
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[29]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Dynamic Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Dynamic Municipal Bond ETF
Class Name	Franklin Dynamic Municipal Bond ETF
Trading Symbol	FLMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Dynamic Municipal Bond ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Dynamic Municipal Bond ETF	$15	0.30%
[30]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 983,685,412
Holdings Count | $ / shares	951
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$983,685,412
Total Number of Portfolio Holdings	951
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[31],[32]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Exponential Data ETF
Shareholder Report [Line Items]
Fund Name	Franklin Exponential Data ETF
Class Name	Franklin Exponential Data ETF
Trading Symbol	XDAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Exponential Data ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Exponential Data ETF	$28	0.49%
[33],[34]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.49%
Net Assets	$ 4,197,446
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$4,197,446
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Focused Growth ETF
Shareholder Report [Line Items]
Fund Name	Franklin Focused Growth ETF
Class Name	Franklin Focused Growth ETF
Trading Symbol	FFOG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Focused Growth ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Focused Growth ETF	$33	0.55%
[36],[37]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.55%
Net Assets	$ 190,017,991
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$190,017,991
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[38]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Genomic Advancements ETF
Shareholder Report [Line Items]
Fund Name	Franklin Genomic Advancements ETF
Class Name	Franklin Genomic Advancements ETF
Trading Symbol	HELX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Genomic Advancements ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Genomic Advancements ETF	$27	0.50%
[39]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 17,015,439
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$17,015,439
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin High Yield Corporate ETF
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Corporate ETF
Class Name	Franklin High Yield Corporate ETF
Trading Symbol	FLHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Corporate ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin High Yield Corporate ETF	$21	0.40%
[41],[42]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 634,704,459
Holdings Count | $ / shares	264
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$634,704,459
Total Number of Portfolio Holdings	264
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[43],[44]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Income Equity Focus ETF
Shareholder Report [Line Items]
Fund Name	Franklin Income Equity Focus ETF
Class Name	Franklin Income Equity Focus ETF
Trading Symbol	INCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Equity Focus ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Income Equity Focus ETF	$15	0.29%
[45],[46]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 97,787,049
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$97,787,049
Total Number of Portfolio Holdings	48
Portfolio Turnover Rate	35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[47]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Income Focus ETF
Shareholder Report [Line Items]
Fund Name	Franklin Income Focus ETF
Class Name	Franklin Income Focus ETF
Trading Symbol	INCM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Focus ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Income Focus ETF	$19	0.37%
[48],[49]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 859,187,545
Holdings Count | $ / shares	268
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$859,187,545
Total Number of Portfolio Holdings	268
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Intelligent Machines ETF
Shareholder Report [Line Items]
Fund Name	Franklin Intelligent Machines ETF
Class Name	Franklin Intelligent Machines ETF
Trading Symbol	IQM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Intelligent Machines ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Intelligent Machines ETF	$32	0.50%
[51]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.50%
Net Assets	$ 47,989,293
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$47,989,293
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	9%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[52]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Aggregate Bond ETF
Class Name	Franklin International Aggregate Bond ETF
Trading Symbol	FLIA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin International Aggregate Bond ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin International Aggregate Bond ETF	$13	0.25%
[53],[54]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 674,098,883
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$674,098,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	69
Portfolio Turnover Rate	19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[55]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Investment Grade Corporate ETF
Shareholder Report [Line Items]
Fund Name	Franklin Investment Grade Corporate ETF
Class Name	Franklin Investment Grade Corporate ETF
Trading Symbol	FLCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Investment Grade Corporate ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Investment Grade Corporate ETF	$18	0.35%
[56],[57]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 612,029,726
Holdings Count | $ / shares	221
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$612,029,726
Total Number of Portfolio Holdings	221
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[58]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Multisector Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin Multisector Income ETF
Class Name	Franklin Multisector Income ETF
Trading Symbol	MULT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multisector Income ETF for the period August 28, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Multisector Income ETF[1]	$4	0.39%
[59],[60]
Expenses Paid, Amount	$ 4	[59]
Expense Ratio, Percent	0.39%	[59]
Net Assets	$ 15,154,195
Holdings Count | $ / shares	211
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$15,154,195
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	211
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[61]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Municipal Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Municipal Green Bond ETF
Class Name	Franklin Municipal Green Bond ETF
Trading Symbol	FLMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Municipal Green Bond ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Municipal Green Bond ETF	$15	0.30%
[62]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 89,899,247
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$89,899,247
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[63]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Senior Loan ETF
Shareholder Report [Line Items]
Fund Name	Franklin Senior Loan ETF
Class Name	Franklin Senior Loan ETF
Trading Symbol	FLBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Senior Loan ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Senior Loan ETF	$22	0.44%
[64],[65]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 1,216,265,682
Holdings Count | $ / shares	286
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,216,265,682
Total Number of Portfolio Holdings	286
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[66],[67]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Systematic Style Premia ETF
Shareholder Report [Line Items]
Fund Name	Franklin Systematic Style Premia ETF
Class Name	Franklin Systematic Style Premia ETF
Trading Symbol	FLSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Systematic Style Premia ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Systematic Style Premia ETF	$29	0.55%
[68],[69]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 419,524,733
Holdings Count | $ / shares	317
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$419,524,733
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	317
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[70]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Bond ETF
Class Name	Franklin U.S. Core Bond ETF
Trading Symbol	FLCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Core Bond ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Bond ETF	$8	0.15%
[71],[72]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 2,732,069,929
Holdings Count | $ / shares	435
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,732,069,929
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	435
Portfolio Turnover Rate	22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[73]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Treasury Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Treasury Bond ETF
Class Name	Franklin U.S. Treasury Bond ETF
Trading Symbol	FLGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Treasury Bond ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Treasury Bond ETF	$5	0.09%
[74],[75]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 1,073,917,297
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,073,917,297
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[76]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Ultra Short Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Ultra Short Bond ETF
Class Name	Franklin Ultra Short Bond ETF
Trading Symbol	FLUD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ultra Short Bond ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Ultra Short Bond ETF	$8	0.15%
[77],[78]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 156,640,722
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$156,640,722
Total Number of Portfolio Holdings	368
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[79]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Asia Ex Japan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Asia Ex Japan ETF
Class Name	Franklin FTSE Asia Ex Japan ETF
Trading Symbol	FLAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Asia Ex Japan ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Asia Ex Japan ETF	$11	0.19%
[80],[81]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 34,600,134
Holdings Count | $ / shares	1,572
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$34,600,134
Total Number of Portfolio Holdings	1572
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[82]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Australia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Australia ETF
Class Name	Franklin FTSE Australia ETF
Trading Symbol	FLAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Australia ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Australia ETF	$5	0.09%
[83],[84]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 79,125,241
Holdings Count | $ / shares	105
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$79,125,241
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	105
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[85],[86]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Brazil ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Brazil ETF
Class Name	Franklin FTSE Brazil ETF
Trading Symbol	FLBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Brazil ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Brazil ETF	$10	0.19%
[87],[88]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 226,181,657
Holdings Count | $ / shares	71
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$226,181,657
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	71
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[89],[90]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Canada ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Canada ETF
Class Name	Franklin FTSE Canada ETF
Trading Symbol	FLCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Canada ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Canada ETF	$5	0.09%
[91],[92]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 494,637,614
Holdings Count | $ / shares	81
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$494,637,614
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	81
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[93]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE China ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE China ETF
Class Name	Franklin FTSE China ETF
Trading Symbol	FLCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE China ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE China ETF	$11	0.19%
[94],[95]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 249,908,078
Holdings Count | $ / shares	985
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$249,908,078
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	985
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[96]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Europe ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Europe ETF
Class Name	Franklin FTSE Europe ETF
Trading Symbol	FLEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Europe ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Europe ETF	$5	0.09%
[97],[98]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 118,445,527
Holdings Count | $ / shares	509
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$118,445,527
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	509
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[99],[100]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Eurozone ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Eurozone ETF
Class Name	Franklin FTSE Eurozone ETF
Trading Symbol	FLEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Eurozone ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Eurozone ETF	$5	0.09%
[101],[102]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 57,645,500
Holdings Count | $ / shares	265
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$57,645,500
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	265
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[103],[104]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Germany ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Germany ETF
Class Name	Franklin FTSE Germany ETF
Trading Symbol	FLGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Germany ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Germany ETF	$5	0.09%
[105],[106]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 51,044,722
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$51,044,722
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[107],[108]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE India ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE India ETF
Class Name	Franklin FTSE India ETF
Trading Symbol	FLIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE India ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE India ETF	$10	0.19%
[109],[110]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 2,416,650,952
Holdings Count | $ / shares	272
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,416,650,952
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	272
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[111]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Japan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Japan ETF
Class Name	Franklin FTSE Japan ETF
Trading Symbol	FLJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Japan ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Japan ETF	$5	0.09%
[112],[113]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 2,388,334,598
Holdings Count | $ / shares	491
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,388,334,598
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	491
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[114],[115]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Japan Hedged ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Japan Hedged ETF
Class Name	Franklin FTSE Japan Hedged ETF
Trading Symbol	FLJH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Japan Hedged ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Japan Hedged ETF	$5	0.09%
[116],[117]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 98,003,071
Holdings Count | $ / shares	489
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,003,071
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	489
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[118],[119]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Latin America ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Latin America ETF
Class Name	Franklin FTSE Latin America ETF
Trading Symbol	FLLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Latin America ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Latin America ETF	$11	0.19%
[120],[121]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 39,660,507
Holdings Count | $ / shares	134
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$39,660,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	134
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[122],[123]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Mexico ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Mexico ETF
Class Name	Franklin FTSE Mexico ETF
Trading Symbol	FLMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Mexico ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Mexico ETF	$11	0.19%
[124],[125]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 69,488,757
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$69,488,757
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[126],[127]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Saudi Arabia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Saudi Arabia ETF
Class Name	Franklin FTSE Saudi Arabia ETF
Trading Symbol	FLSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Saudi Arabia ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Saudi Arabia ETF	$20	0.39%
[128],[129]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 22,463,245
Holdings Count | $ / shares	71
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$22,463,245
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[130],[131]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE South Korea ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE South Korea ETF
Class Name	Franklin FTSE South Korea ETF
Trading Symbol	FLKR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE South Korea ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE South Korea ETF	$6	0.09%
[132],[133]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.09%
Net Assets	$ 204,093,795
Holdings Count | $ / shares	153
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$204,093,795
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	153
Portfolio Turnover Rate	17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[134]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Switzerland ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Switzerland ETF
Class Name	Franklin FTSE Switzerland ETF
Trading Symbol	FLSW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Switzerland ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Switzerland ETF	$5	0.09%
[135],[136]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 57,193,916
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$57,193,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	53
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[137]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Taiwan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Taiwan ETF
Class Name	Franklin FTSE Taiwan ETF
Trading Symbol	FLTW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Taiwan ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Taiwan ETF	$11	0.19%
[138],[139]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 599,294,568
Holdings Count | $ / shares	128
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$599,294,568
Total Number of Portfolio Holdings	128
Portfolio Turnover Rate	41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[140]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE United Kingdom ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE United Kingdom ETF
Class Name	Franklin FTSE United Kingdom ETF
Trading Symbol	FLGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE United Kingdom ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE United Kingdom ETF	$5	0.09%
[141],[142]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 847,137,274
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$847,137,274
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	99
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[143],[144]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Class Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Trading Symbol	DVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BrandywineGLOBAL-Dynamic US Large Cap Value ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	$26	0.49%
[145],[146]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 119,284,517
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$119,284,517
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	50%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[147]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
BrandywineGLOBAL - U.S. Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - U.S. Fixed Income ETF
Class Name	BrandywineGLOBAL - U.S. Fixed Income ETF
Trading Symbol	USFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BrandywineGLOBAL - U.S. Fixed Income ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
BrandywineGLOBAL - U.S. Fixed Income ETF	$20	0.39%
[148],[149]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 12,386,390
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$12,386,390
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	32
Portfolio Turnover Rate	74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[150]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
ClearBridge Sustainable Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainable Infrastructure ETF
Class Name	ClearBridge Sustainable Infrastructure ETF
Trading Symbol	INFR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Sustainable Infrastructure ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
ClearBridge Sustainable Infrastructure ETF	$31	0.59%
[151],[152]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 10,628,966
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$10,628,966
Total Number of Portfolio Holdings	30
Portfolio Turnover Rate	9%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[153]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Western Asset Bond ETF
Shareholder Report [Line Items]
Fund Name	Western Asset Bond ETF
Class Name	Western Asset Bond ETF
Trading Symbol	WABF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Bond ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset Bond ETF	$18	0.35%
[154],[155]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 16,568,256
Holdings Count | $ / shares	419
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$16,568,256
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Portfolio Turnover Rate	167%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[156],[157]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Sustainable International Equity ETF
Shareholder Report [Line Items]
Fund Name	Franklin Sustainable International Equity ETF
Class Name	Franklin Sustainable International Equity ETF
Trading Symbol	MCSE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Sustainable International Equity ETF (previously known as Martin Currie Sustainable International Equity ETF) for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Sustainable International Equity ETF	$31	0.59%
[158]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 31,000,375
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$31,000,375
Total Number of Portfolio Holdings	26
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[159]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Equity Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Equity Index ETF
Class Name	Franklin U.S. Equity Index ETF
Trading Symbol	USPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Equity Index ETF	$2	0.03%
[160],[161]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 1,490,364,049
Holdings Count | $ / shares	534
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,490,364,049
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	1%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[162]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Russia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Russia ETF
Class Name	Franklin FTSE Russia ETF
Trading Symbol	FLRU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Russia ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Russia ETF	$0	0.00%
[163],[164]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,870	[165]
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets*	$4,870
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	0%
[165]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Net Assets)	[166],[167]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	Annualized.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
†	Annualized.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
†	Annualized.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
†	Certain categories may represent less than 0.1%.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
†	Annualized.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
1	Amounts are for the period August 28, 2025 through September 30, 2025. Expenses for the full reporting period would have been higher.

[28]
†	Annualized.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
†	Annualized.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
†	Certain categories may represent less than 0.1%.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
†	Annualized.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	Annualized.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
†	Annualized.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
†	Certain categories may represent less than 0.1%.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
†	Annualized.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
†	Annualized.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
†	Annualized.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
†	Annualized.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
†	Annualized.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
1	Amounts are for the period August 28, 2025 through September 30, 2025. Expenses for the full reporting period would have been higher.

[60]
†	Annualized.

[61]
*	Does not include derivatives, except purchased options, if any.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
†	Certain categories may represent less than 0.1%.

[68]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[69]
†	Annualized.

[70]
*	Does not include derivatives, except purchased options, if any.

[71]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[72]
†	Annualized.

[73]
*	Does not include derivatives, except purchased options, if any.

[74]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[75]
†	Annualized.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
†	Annualized.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[81]
†	Annualized.

[82]
*	Does not include derivatives, except purchased options, if any.

[83]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[84]
†	Annualized.

[85]
*	Does not include derivatives, except purchased options, if any.

[86]
†	Certain categories may represent less than 0.1%.

[87]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[88]
†	Annualized.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
†	Certain categories may represent less than 0.1%.

[91]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[92]
†	Annualized.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[95]
†	Annualized.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
†	Certain categories may represent less than 0.1%.

[101]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[102]
†	Annualized.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
†	Certain categories may represent less than 0.1%.

[105]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[106]
†	Annualized.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
†	Certain categories may represent less than 0.1%.

[109]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[110]
†	Annualized.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[113]
†	Annualized.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
†	Certain categories may represent less than 0.1%.

[116]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[117]
†	Annualized.

[118]
*	Does not include derivatives, except purchased options, if any.

[119]
†	Certain categories may represent less than 0.1%.

[120]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[121]
†	Annualized.

[122]
*	Does not include derivatives, except purchased options, if any.

[123]
†	Certain categories may represent less than 0.1%.

[124]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[125]
†	Annualized.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
†	Certain categories may represent less than 0.1%.

[128]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[129]
†	Annualized.

[130]
*	Does not include derivatives, except purchased options, if any.

[131]
†	Certain categories may represent less than 0.1%.

[132]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[133]
†	Annualized.

[134]
*	Does not include derivatives, except purchased options, if any.

[135]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[136]
†	Annualized.

[137]
*	Does not include derivatives, except purchased options, if any.

[138]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[139]
†	Annualized.

[140]
*	Does not include derivatives, except purchased options, if any.

[141]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[142]
†	Annualized.

[143]
*	Does not include derivatives, except purchased options, if any.

[144]
†	Certain categories may represent less than 0.1%.

[145]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[146]
†	Annualized.

[147]
*	Does not include derivatives, except purchased options, if any.

[148]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[149]
†	Annualized.

[150]
*	Does not include derivatives, except purchased options, if any.

[151]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[152]
†	Annualized.

[153]
*	Does not include derivatives, except purchased options, if any.

[154]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[155]
†	Annualized.

[156]
*	Does not include derivatives, except purchased options, if any.

[157]
†	Certain categories may represent less than 0.1%.

[158]
†	Annualized.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[161]
†	Annualized.

[162]
*	Does not include derivatives, except purchased options, if any.

[163]
*	Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.

[164]
†	Annualized.

[165]
*	As of September 30, 2025, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.

[166]
*	As of September 30, 2025, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.

[167]
†	Certain categories may represent less than 0.1%.